COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases agreements

Years ending December 31,	RMB in thousands
2019	54,709
2020	45,074
2021	26,213
2022	—
2023 and thereafter	—

Schedule of the expected repayment amount of the debt obligations

	Less than 1 year	1 - 2 years	2 - 3 years	Total
	(RMB in thousands)
Funding Debts obligations
Liabilities to Individual Investors — Juzi Licai	3,014,670	81,168	—	3,095,838
Liabilities to other funding partners	1,631,371	76,719	—	1,708,090
Interest payments (i)	204,037	8,866	—	212,903
Total Funding Debts obligations	4,850,078	166,753	—	5,016,831
Short-term borrowings	438,010	—	—	438,010
Interest payments (i)	6,249	—	—	6,249
Total short-term borrowings obligations	444,259	—	—	444,259
Liabilities to Pre-IPO Series C-1 preferred shareholders	335,238	—	—	335,238
Total liabilities to Pre-IPO Series C-1 preferred shareholders	335,238	—	—	335,238
(i)	Interest payments with variable interest rates are calculated using the interest rate as of December 31, 2018.